Long-Term Deferred Expenses (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Convertible bond issuance costs (Note 21)	$ 655	4,080	19,718
Arrangement fees for non-current bank borrowings	3,360	20,931	25,580
Others	30	189	4,404
Long-term deferred expenses	$ 4,045	25,200	49,702